BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Basis of preparation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Current assets (liabilities)	$ (2,938,317)	¥ (20,455,976)	¥ (15,935,314)
Unutilized banking facilities		118,084,000
Unutilized banking facilities subject to renewal		108,360,000
Unutilized banking facilities, renewal term	12 months
Amount is recognized in consideration for goodwill		¥ 0